Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of fair value on recurring basis [Line Items]
Schedule of fair value on a recurring basis
The following table summarizes the Company’s investments that were measured at fair value:

	Assets
	Corporate debt securities	U.S Treasury securities	Mortgage loans	Preferred stocks	Certificate of deposits	Total
June 30, 2021
Level 1	$—	$6,604	$—	$—	$—	$6,604
Level 2	78,299	—	—	—	237	78,536
Level 3	—	—	2,936	—	—	2,936
Total	$78,299	$6,604	$2,936	$—	$237	$88,076

December 31, 2020
Level 1	$—	$7,573	$—	$2,119	$—	$9,692
Level 2	66,649	—	—	—	236	66,885
Level 3	—	—	2,980	—	—	2,980
Total	$66,649	$7,573	$2,980	$2,119	$236	$79,557

The following table summarizes the Company’s investments that were measured at fair value:

	Assets
	Corporate debt securities	U.S. Treasury securities	Mortgage loans	Preferred stocks	Certificate of deposits	Total
December 31, 2020
Level 1	$—	$7,573	$—	$2,119	$—	$9,692
Level 2	66,649	—	—	—	236	66,885
Level 3	—	—	2,980	—	—	2,980
Total	$66,649	$7,573	$2,980	$2,119	$236	$79,557

December 31, 2019
Level 1	$—	$6,861	$—	$1,039	$—	$7,900
Level 2	19,644	—	—	—	287	19,931
Level 3	—	—	3,370	—	—	3,370
Total	$19,644	$6,861	$3,370	$1,039	$287	$31,201

Capitol Investment Corp. V
Fair Value Measurements (Details) - Schedule of fair value on recurring basis [Line Items]
Schedule of fair value on a recurring basis
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account (1)	1	$345,013,964
Liabilities:
Private Placement Warrants (2)	2	7,700,000
Public Warrants (2)	1	15,180,000

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account (1)	1	$345,012,580
Liabilities:
Private Placement Warrants (2)	3	10,325,000
Public Warrants (2)	3	20,355,000
_______________
(1)The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2)Measured at fair value on a recurring basis.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account(1)	1	$345,012,580
Liabilities:
Private Placement Warrants(2)	3	$10,325,000
Public Warrants(2)	3	$20,355,000
____________
(1) The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2) Measured at fair value on a recurring basis.

Fair Value Measurement Inputs and Valuation Techniques
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	December 4, 2020 (Initial Measurement)
Risk-free interest rate	0.53%
Expected term (Years)	5.0
Expected volatility	23.0%
Exercise price	$11.50
Fair value of Units	$9.56
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at subsequent measurement:

Input	December 31, 2020 (Subsequent Measurement)
Risk-free interest rate	0.45%
Expected term (Years)	5.0
Expected volatility	28.0%
Exercise price	$11.50
Fair value of Units	$9.71

Schedule of Changes In Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$10,325,000	$20,355,000	$30,680,000
Change in valuation inputs or other assumptions(1)(2)	(2,625,000)	(5,175,000)	(7,800,000)
Fair value as of June 30, 2021	$7,700,000	$15,180,000	$22,880,000
_______________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the condensed statement of operations.
(2)Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 measurement and the estimated fair value of the Private Placement Warrants transferred from a Level 3 measurement to a Level 2 measurement during the six months ended June 30, 2021 when the Public Warrants were separately listed and traded.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2019	$—	$—	$—
Initial measurement on December 4, 2020	7,758,333	15,295,000	23,053,333
Change in valuation inputs or other assumptions(1)	2,566,667	5,060,000	7,626,667
Fair value as of December 31, 2020	$10,325,000	$20,355,000	$30,680,000
_______________
(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Statement of Operations.